Discontinued Operations, Net Outstanding Liabilities and Reinsurance Recoverable on Unpaid Claims (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net Outstanding Liabilities [Abstract]
Liability for unpaid claims and claim adjustment expenses, net of reinsurance	$ 22,659	$ 24,375
Reinsurance recoverable on unpaid claims	0	0
Unallocated claims adjustment expenses	2,734	2,955
Total	25,393	27,330
Auto Insurance [Member]
Net Outstanding Liabilities [Abstract]
Liability for unpaid claims and claim adjustment expenses, net of reinsurance	22,555	24,345
Reinsurance recoverable on unpaid claims	0	0
Unallocated claims adjustment expenses	2,734	2,955
Homeowners Insurance [Member]
Net Outstanding Liabilities [Abstract]
Liability for unpaid claims and claim adjustment expenses, net of reinsurance	104	30
Reinsurance recoverable on unpaid claims	0	0
Unallocated claims adjustment expenses	$ 0	$ 0